Stock-Based Compensation (Summary Of Restricted Stock) (Details) (Restricted Stock [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost, time frame for recognition, weighted average number of years	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of Shares - Nonvested, September 29, 2012	2,371,570
Number of Shares - Granted	185,804
Number of Shares - Dividends	21,010
Number of Shares - Vested	(1,368,834)	(1,200,000)	(900,000)
Number of Shares - Forfeited	(70,851)
Number of Shares - Nonvested, September 28, 2013	1,138,699	2,371,570
Weighted Average Grant Date Fair Value Per Share - Unvested, September 29, 2012	$ 15.29
Weighted Average Grant-Date Fair Value Per Share - Granted	$ 20.64
Weighted Average Grant-Date Fair Value Per Share - Dividends	$ 24.68
Weighted Average Grant-Date Fair Value Per Share - Vested	$ 14.74
Weighted Average Grant-Date Fair Value Per Share - Forfeited	$ 17.43
Weighted Average Grant Date Fair Value Per Share - Nonvested, September 28, 2013	$ 16.86	$ 15.29
Weighted Average Remaining Contractual Life (in Years), Nonvested, September 28, 2013	1 year
Aggregate Intrinsic Value Nonvested, September 28, 2013	$ 33